Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Net operating loss carry-forward	$ 1,419,000	$ 1,369,024
Less: valuation allowance	(1,419,000)	(1,369,024)
Net deferred tax asset